Consolidated Statement of Cash Flows	10 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,857,088)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account	(8,784)
Changes in operating assets and liabilities:
Prepaid expenses	(558,556)
Accounts payable and other current liabilities	39,520
Accrued professional fees and other expenses	3,078,822
Franchise tax payable	163,839
Net cash used in operating activities	(1,142,247)
Cash Flows from Investing Activities:
Cash deposited into Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note—related party	250,000
Repayment of promissory note—related party	(250,000)
Proceeds from initial public offering, net of underwriting discount paid	225,400,000
Proceeds from sale of private placement shares	7,155,000
Payment of offering costs	(523,430)
Net cash provided by financing activities	232,031,570
Net Change in Cash	889,323
Cash—Beginning of period	0
Cash—End of period	889,323
Supplemental disclosures ofnon-cashinvesting and financing activities:
Remeasurementof Class A common stock subject to redemption to redemption value	13,181,867
Deferred underwriting fee payable	8,050,000
Offering costs paid in exchange for issuance of Class B common stock to Sponsor	25,000
Waiver of deferred underwriting commissions by underwriter	$ 1,000,000